INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Changes in allowances and provisions
Beginning	$ (5,412,866)	$ (4,282,378)	$ (4,851,524)
Additions	(1,504,592)	(2,714,391)	(1,546,385)
Additions for business combination	(861,776)
Uses and reversals	763,740	61,873	1,036,732
IAS 29			(1,864,557)
Currency conversion difference	(405,806)	1,522,030	(785,758)
Ending	(7,421,300)	(5,412,866)	(4,282,378)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(4,995,470)	(3,842,638)	(4,006,038)
Additions	(1,342,271)	(2,506,014)	(1,472,276)
Additions for business combination	(861,776)
Uses and reversals	760,237	54,021	715,791
IAS 29			(1,511,300)
Currency conversion difference	(532,173)	1,299,161	(591,415)
Ending	(6,971,453)	(4,995,470)	(3,842,638)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(3,886,832)	(3,360,224)	(3,212,170)
Additions	(698,741)	(1,520,928)	(654,991)
Additions for business combination	(852,926)
Uses and reversals	284,727	2,115	87,916
IAS 29			(1,220,652)
Currency conversion difference	(704,731)	992,205	(801,631)
Ending	(5,858,503)	(3,886,832)	(3,360,224)
Allowance for impairment of related parties
Changes in allowances and provisions
Beginning	(768)	(75,596)	(23,126)
Additions		(879)	(80,913)
Uses and reversals	565	45,516	12,408
IAS 29			(17,396)
Currency conversion difference	203	30,191	(1,361)
Ending		(768)	(75,596)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(1,107,870)	(406,818)	(770,742)
Additions	(643,530)	(984,207)	(736,372)
Additions for business combination	(8,850)
Uses and reversals	474,945	6,390	615,467
IAS 29			(273,252)
Currency conversion difference	172,355	276,765	211,577
Ending	(1,112,950)	(1,107,870)	(406,818)
Total included in liabilities
Changes in allowances and provisions
Beginning	(417,396)	(439,740)	(845,486)
Additions	(162,321)	(208,377)	(74,109)
Uses and reversals	3,503	7,852	320,941
IAS 29			(353,257)
Currency conversion difference	126,367	222,869	(194,343)
Ending	(449,847)	(417,396)	(439,740)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(417,396)	(439,740)	(845,486)
Additions	(162,321)	(208,377)	(74,109)
Uses and reversals	3,503	7,852	320,941
IAS 29			(353,257)
Currency conversion difference	126,367	222,869	(194,343)
Ending	$ (449,847)	$ (417,396)	$ (439,740)